UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     September 14, 2006 to October 25, 2006

Commission File Number of issuing entity: 333-130642-02


                    Nationstar Home Equity Loan Trust 2006-B
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130642


                             NATIONSTAR FUNDING LLC
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             NATIONSTAR MORTGAGE LLC
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                             14-1981701, 36-4596515
                           --------------------------
                      (I.R.S. Employer Identification No.)

c/o JPMorgan Chase Bank, N.A.
Attn: Global Debt Nationstar Home Equity Loan Trust 2006-B
4 New York Plaza, 6th Floor
New York, NY                                                      10004
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (212) 623-5600
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                       -----------------------------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    AV1          [   ]           [   ]           [ x ]
    AV2          [   ]           [   ]           [ x ]
    AV3          [   ]           [   ]           [ x ]
    AV4          [   ]           [   ]           [ x ]
    M1           [   ]           [   ]           [ x ]
    M2           [   ]           [   ]           [ x ]
    M3           [   ]           [   ]           [ x ]
    M4           [   ]           [   ]           [ x ]
    M5           [   ]           [   ]           [ x ]
    M6           [   ]           [   ]           [ x ]
    M7           [   ]           [   ]           [ x ]
    M8           [   ]           [   ]           [ x ]
    M9           [   ]           [   ]           [ x ]
    M10          [   ]           [   ]           [ x ]
    M11          [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 25, 2006 a  distribution  was made to holders of  Nationstar
         Home  Equity  Loan  Trust  2006-B,   Home  Equity   Loan   Asset-Backed
         Certificates, Series 2006-B.

         The distribution report is attached  as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly Statement to Certificateholders on October 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                             Nationstar Home Equity Loan Trust 2006-B
                             (Issuing Entity)

                     By:     Nationstar Mortgage LLC
                             (Servicer)

                             /s/ Jerry Berrens
                             ------------------------
                             Jerry Berrens

                     Date:   October 27, 2006


EXHIBIT INDEX

Exhibit Number   Description
EX-99.1          Monthly Statement to Certificateholders


                                  EXHIBIT 99.1
                    Nationstar Home Equity Loan Trust 2006-B
                                October 25, 2006


                                Table of Contents
Distribution Report   ....................................................  2
Factor Report   ..........................................................  3
Delinquent Mortgage Loans   ..............................................  6
Delinquency Trend Group   ................................................  7
Bankruptcies   ...........................................................  8
Foreclosures   ...........................................................  9
REO Properties   ......................................................... 10
REO Property Scheduled Balance   ......................................... 10
Principal Payoffs by Group occurres in this Distribution   ............... 11
Realized Loss Group Report   ............................................. 11


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Nayades Ortega
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                            New York, New York 10004
                               Tel: (212) 623-0613
                      Email: nayades.x.ortega@jpmorgan.com



                                                          EXHIBIT 99.1
                                            Nationstar Home Equity Loan Trust 2006-B
                                                        October 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
AV1     340,000,000.00     340,000,000.00    12,269,285.11   2,091,000.00   14,360,285.11     0.00         0.00     327,730,714.89
AV2     198,500,000.00     198,500,000.00             0.00   1,234,339.17    1,234,339.17     0.00         0.00     198,500,000.00
AV3      95,600,000.00      95,600,000.00             0.00     598,827.78      598,827.78     0.00         0.00      95,600,000.00
AV4     149,274,000.00     149,274,000.00             0.00     953,736.47      953,736.47     0.00         0.00     149,274,000.00
M1       33,016,000.00      33,016,000.00             0.00     212,824.80      212,824.80     0.00         0.00      33,016,000.00
M2       44,521,000.00      44,521,000.00             0.00     288,508.45      288,508.45     0.00         0.00      44,521,000.00
M3       18,009,000.00      18,009,000.00             0.00     116,908.43      116,908.43     0.00         0.00      18,009,000.00
M4       16,508,000.00      16,508,000.00             0.00     108,480.49      108,480.49     0.00         0.00      16,508,000.00
M5       16,008,000.00      16,008,000.00             0.00     106,288.67      106,288.67     0.00         0.00      16,008,000.00
M6       12,506,000.00      12,506,000.00             0.00      83,748.51       83,748.51     0.00         0.00      12,506,000.00
M7       12,006,000.00      12,006,000.00             0.00      85,185.91       85,185.91     0.00         0.00      12,006,000.00
M8        9,505,000.00       9,505,000.00             0.00      69,064.39       69,064.39     0.00         0.00       9,505,000.00
M9       12,506,000.00      12,506,000.00             0.00     106,537.22      106,537.22     0.00         0.00      12,506,000.00
M10      11,506,000.00      11,506,000.00             0.00     102,604.76      102,604.76     0.00         0.00      11,506,000.00
M11      10,005,000.00      10,005,000.00             0.00      89,219.59       89,219.59     0.00         0.00      10,005,000.00
P               100.00             100.00             0.00     126,343.40      126,343.40     0.00         0.00             100.00
R                 0.00               0.00             0.00           0.00            0.00     0.00         0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  979,470,100.00     979,470,100.00    12,269,285.11   6,373,618.04   18,642,903.15     0.00         0.00     967,200,814.89
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
XIO   1,000,480,177.64   1,000,480,177.64             0.00     757,401.98      757,401.98     0.00         0.00     988,210,898.62
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                            BEGINNING                                                                 ENDING          PASS-THROUGH
CLASS        CUSIP          PRINCIPAL        PRINCIPAL           INTEREST             TOTAL           PRINCIPAL       RATE
-----------------------------------------------------------------------------------------------------------------------------------
AV1       63860FAA1     1,000.00000000     36.08613268           6.15000000         42.23613268       963.91386732     5.400000%
AV2       63860FAB9     1,000.00000000      0.00000000           6.21833335          6.21833335     1,000.00000000     5.460000%
AV3       63860FAC7     1,000.00000000      0.00000000           6.26388891          6.26388891     1,000.00000000     5.500000%
AV4       63860FAD5     1,000.00000000      0.00000000           6.38916670          6.38916670     1,000.00000000     5.610000%
M1        63860FAE3     1,000.00000000      0.00000000           6.44611098          6.44611098     1,000.00000000     5.660000%
M2        63860FAF0     1,000.00000000      0.00000000           6.48027785          6.48027785     1,000.00000000     5.690000%
M3        63860FAG8     1,000.00000000      0.00000000           6.49166694          6.49166694     1,000.00000000     5.700000%
M4        63860FAH6     1,000.00000000      0.00000000           6.57138902          6.57138902     1,000.00000000     5.770000%
M5        63860FAJ2     1,000.00000000      0.00000000           6.63972201          6.63972201     1,000.00000000     5.830000%
M6        63860FAK9     1,000.00000000      0.00000000           6.69666640          6.69666640     1,000.00000000     5.880000%
M7        63860FAL7     1,000.00000000      0.00000000           7.09527819          7.09527819     1,000.00000000     6.230000%
M8        63860FAM5     1,000.00000000      0.00000000           7.26611152          7.26611152     1,000.00000000     6.380000%
M9        63860FAN3     1,000.00000000      0.00000000           8.51888853          8.51888853     1,000.00000000     7.480000%
M10       63860FAP8     1,000.00000000      0.00000000           8.91750044          8.91750044     1,000.00000000     7.830000%
M11       63860FAQ6     1,000.00000000      0.00000000           8.91750025          8.91750025     1,000.00000000     7.830000%
P            N/A        1,000.00000000      0.00000000   1,263,434.00000000  1,263,434.00000000     1,000.00000000     0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                  1,000.00000000     12.52645192           6.50721042         19.03366233       987.47354809
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                            BEGINNING                                                                 ENDING          PASS-THROUGH
CLASS        CUSIP          PRINCIPAL        PRINCIPAL           INTEREST             TOTAL           PRINCIPAL       RATE
-----------------------------------------------------------------------------------------------------------------------------------
XIO          N/A        1,000.00000000      0.00000000           0.75703847          0.75703847       987.73660959     0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                            Nationstar Home Equity Loan Trust 2006-B
                                                        October 25, 2006

Dates
        Record Date                                                                                     10/24/06
        Determination Date                                                                              09/21/06
        Distribution Date                                                                               10/25/06

Principal Funds:
        Scheduled Principal Payments (Total)                                                          715,665.26
        Principal Prepayments (Total)                                                              11,468,473.76
        Curtailments (Total)                                                                           85,140.00
        Curtailment Interest Adjustments (Total)                                                            0.00
        Repurchase Principal (Total)                                                                        0.00
        Substitution Amounts (Total)                                                                        0.00
        Net Liquidation Proceeds (Total)                                                                    0.00
        Other Principal Adjustments (Total)                                                                 0.00
        Non Recoverable Principal Advances (Total)                                                          0.00

Interest Funds:
        Gross Interest                                                                              7,422,525.27
        Servicing Fees                                                                                416,866.65
        Trustee Fees                                                                                    1,000.00
        Non Recoverable Interest Advances (Total)                                                           0.00

Prepayment Penalties:
        Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                      0
        Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                  0.00
        Amount of Prepayment Penalties Collected                                                      126,343.40

Available Remitance Amount                                                                 19,273,937.64
        Principal Remittance Amount (Total)                                                        12,269,279.02
        Interest Remittance Amount (Total)                                                          2,126,755.21

Pool Detail:
        Beginning Number of Loans Outstanding                                                              8,324
        Ending Number of Loans Outstanding                                                                 8,233
        Beginning Aggregate Loan Balance                                                        1,000,480,177.64
        Ending Aggregate Loan Balance                                                             988,210,898.62
        Current Advances                                                                                    0.00
        Aggregate Advances                                                                                  0.00
        Weighted Average Remaning Term To Maturity                                                        335.00
        Weighted Average Net Mortgage Rate                                                              8.40156%

        Delinquent Mortgage Loans
        Group 1
        Category         Number     Principal Balance     Percentage
        1 Month           250         22,097,664.51         2.24%
        2 Month            37          2,889,261.20         0.29%
        3 Month             6            912,400.31         0.09%
        Total             293         25,899,326.02         2.62%

        * Delinquent Bankruptcies and Foreclosures are not included in the table above.

        Bankruptcies
        Group Number    Number of Loans      Principal Balance     Percentage
              1                0                    0.00             0.00%
        Total                  0                    0.00             0.00%

Group 1 Bankruptcy Reporting:
        Number of Bankruptcy Loans that are Current                                                            0
        Principal Balance of Bankruptcy Loans that are Current                                              0.00
        Number of Bankruptcy Loans that are 1 Month Delinquent                                                 0
        Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                   0.00
        Number of Bankruptcy Loans that are 2 Months Delinquent                                                0
        Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                  0.00
        Number of Bankruptcy Loans that are 3+ Months Delinquent                                               0
        Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                 0.00
        Total Number of Bankruptcy Loans                                                                       0
        Total Principal Balance of Bankruptcy Loans                                                         0.00


        Foreclosures
        Group Number    Number of Loans     Principal Balance      Percentage
              1                0                        0.00         0.00%
        Total                  0                        0.00         0.00%

Group 1 Foreclosure Reporting:
        Number of Foreclosure Loans that are Current                                                           0
        Principal Balance of Foreclosure Loans that are Current                                             0.00
        Number of Foreclosure Loans that are 1 Month Delinquent                                                0
        Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                  0.00
        Number of Foreclosure Loans that are 2 Months Delinquent                                               0
        Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                 0.00
        Number of Foreclosure Loans that are 3+ Months Delinquent                                              0
        Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                0.00
        Total Number of Foreclosure Loans                                                                      0
        Total Principal Balance of Foreclosure Loans                                                        0.00


        REO Properties
        Group Number    Number of Loans    Principal Balance  Percentage
              1                0                  0.00          0.00%
        Total                  0                  0.00          0.00%

Group 1 REO Reporting:
        Number of REO Loans that are Current                                                                    0
        Principal Balance of REO Loans that are Current                                                      0.00
        Number of REO Loans that are 1 Month Delinquent                                                         0
        Principal Balance of REO Loans that are 1 Month Delinquent                                           0.00
        Number of REO Loans that are 2 Months Delinquent                                                        0
        Principal Balance of REO Loans that are 2 Months Delinquent                                          0.00
        Number of REO Loans that are 3+ Months Delinquent                                                       0
        Principal Balance of REO Loans that are 3+ Months Delinquent                                         0.00
        Total Number of REO Loans                                                                               0
        Total Principal Balance of REO Loans                                                                 0.00


        REO Property Scheduled Balance
        Group Number      Loan Number     REO Date      Schedule Principal Balance
                                                                    0.00
        Total                                                       0.00

        Principal Payoffs by Group occured in this Distribution
        Group Number      Number of Loans     Principal Balance      Percentage
              1                  0              11,468,473.76          1.16%
        Total                    0              11,468,473.76          1.16%

        Realized Loss Group Report
        Group Number   Current Loss   Cumulative Loss    Ending Balance    Balance of Liquidated Loans    Net Liquidation Proceeds
        1                  0.00            0.00          988,210,898.62               0.00                          0.00
        TOTAL              0.00            0.00          988,210,898.62               0.00                          0.00

Loss Detail:
        Current Realized Losses- Reduced by Recoveries                                                       0.00
        Cumulative Realized Losses - Reduced by Recoveries                                                   0.00
        Current Applied Losses                                                                               0.00
        Cumulative Applied Losses                                                                            0.00

Trigger Event                                                                                                  NO

        TEST I - Trigger Event Occurrence                                                                      NO
        (Is Delinquency Percentage > 36.87% of of Senior Enhancement Percetage ?)
        Delinquency Percentage                                                                           0.38470%
        37.00% of of Senior Enhancement Percetage                                                        8.03970%
        OR
        TEST II - Trigger Event Occurrence                                                                     NO
        (Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
        Cumulative Realized Losses as % of Original Loan Bal                                             0.00000%
        Required Cumulative Loss %                                                                       0.00000%


O/C Reporting
        Targeted Overcollateralization Amount                                                       21,010,083.73
        Ending Overcollateralization Amount                                                         21,010,083.73
        Ending Overcollateralization Deficiency                                                              0.00
        Overcollateralization Release Amount                                                                 0.00
        Monthly Excess Interest                                                                     13,090,506.87
        Payment to Class X-IO                                                                          757,401.98

Certificate Interest Shortfall Detail:
Interest Carryforward Amount Occured This Period                                                             0.00
        Class A-1                                                                                            0.00
        Class A-2                                                                                            0.00
        Class A-3                                                                                            0.00
        Class A-4                                                                                            0.00
        Class M-1                                                                                            0.00
        Class M-2                                                                                            0.00
        Class M-3                                                                                            0.00
        Class M-4                                                                                            0.00
        Class M-5                                                                                            0.00
        Class M-6                                                                                            0.00
        Class M-7                                                                                            0.00
        Class M-8                                                                                            0.00
        Class M-9                                                                                            0.00
        Class M-10                                                                                           0.00
        Class M-11                                                                                           0.00

Interest Carryforward Amount Paid This Period                                                                0.00
        Class A-1                                                                                            0.00
        Class A-2                                                                                            0.00
        Class A-3                                                                                            0.00
        Class A-4                                                                                            0.00
        Class M-1                                                                                            0.00
        Class M-2                                                                                            0.00
        Class M-3                                                                                            0.00
        Class M-4                                                                                            0.00
        Class M-5                                                                                            0.00
        Class M-6                                                                                            0.00
        Class M-7                                                                                            0.00
        Class M-8                                                                                            0.00
        Class M-9                                                                                            0.00
        Class M-10                                                                                           0.00
        Class M-11                                                                                           0.00

Remaining Interest Carryforward Amount
        Class A-1                                                                                            0.00
        Class A-2                                                                                            0.00
        Class A-3                                                                                            0.00
        Class A-4                                                                                            0.00
        Class M-1                                                                                            0.00
        Class M-2                                                                                            0.00
        Class M-3                                                                                            0.00
        Class M-4                                                                                            0.00
        Class M-5                                                                                            0.00
        Class M-6                                                                                            0.00
        Class M-7                                                                                            0.00
        Class M-8                                                                                            0.00
        Class M-9                                                                                            0.00
        Class M-10                                                                                           0.00
        Class M-11                                                                                           0.00

Swap Account:
        Net Swap Payment Due                                                                                 0.00
        Net Swap Payment Paid                                                                                0.00
        Net Swap Receipt Due                                                                                 0.00

        Beginning Balance                                                                                    0.00
        Additions to the Swap Account                                                                        0.00
        Withdrawals from the Swap Account                                                                    0.00
        Ending Balance                                                                                       0.00

Basis Risk Reserve Fund Account:
        Beginning Balance                                                                               10,000.00
        Additions to the Basis Risk Reserve Fund                                                        63,843.85
        Divident Earnings on the Basis Risk Reserve Fund                                                    24.07
        Withdrawals from the Basis Risk Reserve Fund                                                    63,843.85
        Ending Balance                                                                                  10,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
        Class A-1                                                                                            0.00
        Class A-2                                                                                            0.00
        Class A-3                                                                                            0.00
        Class A-4                                                                                            0.00
        Class M-1                                                                                            0.00
        Class M-2                                                                                            0.00
        Class M-3                                                                                            0.00
        Class M-4                                                                                            0.00
        Class M-5                                                                                            0.00
        Class M-6                                                                                            0.00
        Class M-7                                                                                        1,128.34
        Class M-8                                                                                        2,517.06
        Class M-9                                                                                       18,979.01
        Class M-10                                                                                      22,047.83
        Class M-11                                                                                      19,171.61

Interest Carryover Amount Paid This Period
        Class A-1                                                                                            0.00
        Class A-2                                                                                            0.00
        Class A-3                                                                                            0.00
        Class A-4                                                                                            0.00
        Class M-1                                                                                            0.00
        Class M-2                                                                                            0.00
        Class M-3                                                                                            0.00
        Class M-4                                                                                            0.00
        Class M-5                                                                                            0.00
        Class M-6                                                                                            0.00
        Class M-7                                                                                        1,128.34
        Class M-8                                                                                        2,517.06
        Class M-9                                                                                       18,979.01
        Class M-10                                                                                      22,047.83
        Class M-11                                                                                      19,171.61

Remaining Interest Carryover Amount
        Class A-1                                                                                            0.00
        Class A-2                                                                                            0.00
        Class A-3                                                                                            0.00
        Class A-4                                                                                            0.00
        Class M-1                                                                                            0.00
        Class M-2                                                                                            0.00
        Class M-3                                                                                            0.00
        Class M-4                                                                                            0.00
        Class M-5                                                                                            0.00
        Class M-6                                                                                            0.00
        Class M-7                                                                                            0.00
        Class M-8                                                                                            0.00
        Class M-9                                                                                            0.00
        Class M-10                                                                                           0.00
        Class M-11                                                                                           0.00

Non-Supported Interest Shortfall:

        Total Prepayment Interest Shortfall occured this distribution                                        0.00

        Prepayment Interest Shortfall Allocated to Class A-1                                                 0.00
        Prepayment Interest Shortfall Allocated to Class A-2                                                 0.00
        Prepayment Interest Shortfall Allocated to Class A-3                                                 0.00
        Prepayment Interest Shortfall Allocated to Class A-4                                                 0.00
        Prepayment Interest Shortfall Allocated to Class M-1                                                 0.00
        Prepayment Interest Shortfall Allocated to Class M-2                                                 0.00
        Prepayment Interest Shortfall Allocated to Class M-3                                                 0.00
        Prepayment Interest Shortfall Allocated to Class M-4                                                 0.00
        Prepayment Interest Shortfall Allocated to Class M-5                                                 0.00
        Prepayment Interest Shortfall Allocated to Class M-6                                                 0.00
        Prepayment Interest Shortfall Allocated to Class M-7                                                 0.00
        Prepayment Interest Shortfall Allocated to Class M-8                                                 0.00
        Prepayment Interest Shortfall Allocated to Class M-9                                                 0.00
        Prepayment Interest Shortfall Allocated to Class M-10                                                0.00
        Prepayment Interest Shortfall Allocated to Class M-11                                                0.00
        Prepayment Interest Shortfall Allocated to Class XIO                                                 0.00

        Total Relief Act Interest Shortfall occured this distribution                                        0.00

        Relief Act Interest Shortfall Allocated to Class A-1                                                 0.00
        Relief Act Interest Shortfall Allocated to Class A-2                                                 0.00
        Relief Act Interest Shortfall Allocated to Class A-3                                                 0.00
        Relief Act Interest Shortfall Allocated to Class A-4                                                 0.00
        Relief Act Interest Shortfall Allocated to Class M-1                                                 0.00
        Relief Act Interest Shortfall Allocated to Class M-2                                                 0.00
        Relief Act Interest Shortfall Allocated to Class M-3                                                 0.00
        Relief Act Interest Shortfall Allocated to Class M-4                                                 0.00
        Relief Act Interest Shortfall Allocated to Class M-5                                                 0.00
        Relief Act Interest Shortfall Allocated to Class M-6                                                 0.00
        Relief Act Interest Shortfall Allocated to Class M-7                                                 0.00
        Relief Act Interest Shortfall Allocated to Class M-8                                                 0.00
        Relief Act Interest Shortfall Allocated to Class M-9                                                 0.00
        Relief Act Interest Shortfall Allocated to Class M-10                                                0.00
        Relief Act Interest Shortfall Allocated to Class M-11                                                0.00
        Relief Act Interest Shortfall Allocated to Class XIO                                                 0.00

Available Net Funds Cap to Libor Certificates                                                            6.147480

One-Month LIBOR for Such Distribution Date                                                               5.330000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
        Class A-1                                                                                        5.400000
        Class A-2                                                                                        5.460000
        Class A-3                                                                                        5.500000
        Class A-4                                                                                        5.610000
        Class M-1                                                                                        5.660000
        Class M-2                                                                                        5.690000
        Class M-3                                                                                        5.700000
        Class M-4                                                                                        5.770000
        Class M-5                                                                                        5.830000
        Class M-6                                                                                        5.880000
        Class M-7                                                                                        6.230000
        Class M-8                                                                                        6.380000
        Class M-9                                                                                        7.480000
        Class M-10                                                                                       7.830000
        Class M-11                                                                                       7.830000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
        Class M-1                                                                                            0.00
        Class M-2                                                                                            0.00
        Class M-3                                                                                            0.00
        Class M-4                                                                                            0.00
        Class M-5                                                                                            0.00
        Class M-6                                                                                            0.00
        Class M-7                                                                                            0.00
        Class M-8                                                                                            0.00
        Class M-9                                                                                            0.00
        Class M-10                                                                                           0.00
        Class M-11                                                                                           0.00

Deferred Amount Paid This Period                                                                             0.00
        Class M-1                                                                                            0.00
        Class M-2                                                                                            0.00
        Class M-3                                                                                            0.00
        Class M-4                                                                                            0.00
        Class M-5                                                                                            0.00
        Class M-6                                                                                            0.00
        Class M-7                                                                                            0.00
        Class M-8                                                                                            0.00
        Class M-9                                                                                            0.00
        Class M-10                                                                                           0.00
        Class M-11                                                                                           0.00

Deferred Amount Occured This Period                                                                          0.00
        Class M-1                                                                                            0.00
        Class M-2                                                                                            0.00
        Class M-3                                                                                            0.00
        Class M-4                                                                                            0.00
        Class M-5                                                                                            0.00
        Class M-6                                                                                            0.00
        Class M-7                                                                                            0.00
        Class M-8                                                                                            0.00
        Class M-9                                                                                            0.00
        Class M-10                                                                                           0.00
        Class M-11                                                                                           0.00

Remaining Deferred Amount
        Class M-1                                                                                            0.00
        Class M-2                                                                                            0.00
        Class M-3                                                                                            0.00
        Class M-4                                                                                            0.00
        Class M-5                                                                                            0.00
        Class M-6                                                                                            0.00
        Class M-7                                                                                            0.00
        Class M-8                                                                                            0.00
        Class M-9                                                                                            0.00
        Class M-10                                                                                           0.00
        Class M-11                                                                                           0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.